COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES [Text Block]

12. COMMITMENTS AND CONTINGENCIES

a) Bond deposit

The Company has been required by the Ghanaian government to post an environmental bond of US$296,322 which has been recorded in restricted cash (see Note 9).

b) Litigation

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise, in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company's business. The Company is not aware of any such legal proceedings other than disclosed below that will have, individually or in the aggregate, a material adverse effect on its business, financial condition or operating results.

The Company is a party to two pending lawsuits.  One lawsuit claims additional funds of GHC90,000 (approximately US$9,000) from local government for an annual business operating permit.  Another lawsuit claims that workers were terminated unlawfully.  The Company will defend itself in each of these lawsuits if required, and believes both cases are completely without merit and frivolous.

The Company is subject to additional legal proceedings and claims which arise in the ordinary course of its business. Although occasional adverse decisions or settlements may occur, the Company believes that the final disposition of such matters should not have a material adverse effect on its financial position, results of operations or liquidity.

On October 19, 2022, Minerals Commission issued five invoices totaling $11,714,800 to our Ghanaian subsidiary.  These invoices were titled "Outstanding Annual Mineral Right Fees" for all five of our concessions (Kwabeng, Pameng, Apapam, Muoso and Banso), which Minerals Commission indicated were related to the period from 2012 to 2022, for new annual mineral fees.  However, all of our mining leases all have a one-time fixed consideration fee, which was paid when our leases were granted.  Our legal counsel responded to Minerals Commission (the "Letters") on November 15, 2019, objecting to the five improper invoices.  Our Letters outline the specific violated terms of our leases and various mineral laws.  The Minerals Commission has not responded to our Letters.  Should Minerals Commission challenge our Letters, our Company could enter dispute resolution arbitration clause under the Mineral Act.  We believe the invoices are not legally enforceable under the Mineral Act, and have not included any amount related to these invoices in our accounts.

Ghana Revenue Agency ("GRA") sent our Ghanaian subsidiary an updated tax assessment letter on May 11, 2023.  The letter alleges a total tax liability of $1,186,701 (the "Assessment"), from 2012 to 2022.  Upon a thorough review of the Assessment, we agreed that the only additional liability in the Assessment was $356,281.  The balance of the Assessment was objected to by our company in letter dated June 13, 2023, (the "Objection Letter").  To date, GRA has not responded to our Objection Letter, and our Company believes it has settled all amounts owing in the Assessment. (see Note 10).

(c) Credit risk

 Financial instruments that are potentially subject to credit risk consist principally of trade receivables. The Company believes the concentration of credit risk in its trade receivables is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information.

(d) Exchange rate risk

The functional currency of the Company is US$, to date the majority of the costs are denominated in Ghana and a significant portion of the assets and liabilities are denominated in both Canada and Ghana. As a result, the Company is exposed to foreign exchange risk as its revenues and results of operations may be affected by fluctuations in the exchange rate between US$ and Ghana currency. If Ghana depreciates against US$, the value of Ghana revenues and assets as expressed in US$ financial statements will decline. The Company does not hold any derivative or other financial instruments that expose to substantial market risk.

(e) Economic and political risks

The Company's operations are conducted in Ghana. Accordingly, the Company's business, financial condition and results of operations may be influenced by the political, economic and legal environment in Ghana, and by the general state of the Ghana economy.

The Company's operations in the Ghana are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company's results may be adversely affected by changes in the political and social conditions in Ghana, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation.

f)  Commodity price risk

We are exposed to fluctuations in commodity prices for gold. Commodity prices are affected by many factors, including but not limited to, supply and demand.

g)  The minerals properties lease status is as follows:

              -Apapam Lease expired on December 17th 2015, and extension was submitted on June 17th 2015;

              -Kwabeng and Pameng Leases expired on July 26th 2019, and extensions were submitted on June 13th 2018;

              -Muoso Lease expired on January 5th 2024, and extension was submitted on June 12th 2023; and

              -Banso Lease expired on Jan. 5th 2025, and extension was submitted on May 31st, 2024.

On all the above extensions the company requested a further 15 year extension to each lease, and the old leases are fully in      force until the new leases are granted by the government.

All required documentation to extend the lease for our Kibi Project (formerly known as the Apapam Project) for 15 years from December 17, 2015 has been submitted to the Ghana Minerals Commission.  No additional information was requested or submitted in the year ended December 31, 2023.  These extensions generally take years for the regulatory review to be completed, and the Company is not yet in receipt of the renewal extension approval.  However, until the Company receives the renewal extension approval, the old lease remains in force under the mineral laws. The renewal extension is in accordance with the terms of application and payment of fees to the Minerals Commission.